Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2020	2019

Current payable	$2,749	$2,265
Deferred	(1,348)	327

Total provision	$1,401	$2,592

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2020	2019

Deferred tax assets:
Allowance for loan and lease losses	$2,826	$1,288
Supplemental retirement plan	482	469
Investment security basis adjustment	18	18
Nonaccrual interest income	355	297
Accrued compensation	244	244
Deferred origination fees, net	-	30
Lease liability	1,173	1,051
Gross deferred tax assets	5,098	3,397

Deferred tax liabilities:
Premises and equipment	709	583
Net unrealized gain on AFS securities	1,139	490
Net unrealized gain on equity securities	41	62
FHLB stock dividends	139	139
Intangibles	414	378
Mortgage servicing rights	100	82
Deferred origination fees, net	50	-
Acquisition fair value adjustments	278	253
Right of use assets	1,151	1,032
Other	4	4
Gross deferred tax liabilities	4,025	3,023

Net deferred tax assets	$1,073	$374

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2020		2019
		% of		% of
		Pretax		Pretax
	Amount	Income	Amount	Income

Provision at statutory rate	$2,047	21.0%	$3,214	21.0%
Tax-exempt income	(669)	(6.9)%	(647)	(4.2)%
Nondeductible interest expense	16	0.2%	32	0.2%
Stock-based compensation	(4)	-%	-	-%
Other	11	0.1%	(7)	(0.1)%

Actual tax expense and effective rate	$1,401	14.4%	$2,592	16.9%